Fixed Assets, net (Tables)	12 Months Ended
Oct. 31, 2012
Summary of Fixed Assets

Fixed assets consisted of the following as of the dates indicated:

	October 31,
In thousands	2012	2011
Furniture & other equipment(1)	$158,406	$160,559
Leasehold improvements, gross(1)	137,370	167,149
Computer software & equipment(1)	109,138	107,238
Land use rights	34,953	40,213
Land and buildings(1)	9,459	2,492
Construction in progress(1)	22,428	15,723

	471,754	493,374
Accumulated depreciation and amortization	(233,441)	(255,267)

	$238,313	$238,107

(1)	Certain prior year amounts have been reclassified to “Construction in progress” in order to be consistent with the current year presentation.